Financial Results	12 Months Ended
Dec. 31, 2023
FINANCIAL RESULTS.
Financial Results

34.  FINANCIAL RESULTS

Finance income and costs for the years ended December 31, 2023, 2022, and 2021 are as follows:

	For the years ended December 31,
	2023	2022	2021
Finance Income	ThCh$	ThCh$	ThCh$
Income from deposits and other financial instruments	34,603,188	19,898,958	3,259,801
Interests charged to customers in energy accounts and billing	22,872,508	16,001,236	13,130,196
Finance income per Law No.21,185 (1)	6,108,432	7,455,121	4,802,376
Finance income per Law No. 21,472 (1)	10,046,692	—	—
Finance income from contracts with electrical distribution companies (2)	52,656,295	—	—
Financial update of decommissioning provisions Bocamina I, II and Tarapacá	—	1,197,149	4,720,818
Finance income by Law No.21,340 and No.21,249 (6)	—	3,833,564	—
Other finance income	7,966,721	2,028,557	507,209
Total	134,253,836	50,414,585	26,420,400

	For the years ended December 31,
	2023	2022	2021
Finance Costs	ThCh$	ThCh$	ThCh$
Bank loans	(31,817,545)	(11,590,144)	(2,727,697)
Bonds payable to the public not guaranteed	(89,158,452)	(92,414,063)	(85,990,347)
Lease obligations	(9,688,516)	(6,822,606)	(1,960,901)
Valuation of financial derivatives for cash flow hedging	2,036,248	(3,034,351)	(9,327,966)
Financial cost by Law No.21,185 (1)	(3,363,744)	(2,235,708)	(2,409,504)
Financial update of provisions (3)	(12,737,015)	(11,338,594)	(3,048,796)
Post-employment benefit obligations (4)	(3,179,469)	(3,072,155)	(1,818,983)
Debt formalization expenses and other associated expenses	(4,729,704)	(4,822,933)	(5,003,674)
Capitalized borrowing costs	81,447,057	83,292,276	61,513,684
Financial cost related companies	(57,701,258)	(72,780,613)	(42,066,043)
Assignment of rights and sale of accounts receivable to customers (5)	(30,472,335)	(31,626,916)	(49,933,286)
Financial costs by law No.21,340 and No.21,249 (6)	—	(1,046,173)	(10,345,206)
Trade agreements with customers	(29,585,996)	(11,412,536)	(852,435)
Interest taxes remitted abroad	(7,918,905)	(10,380,979)	(2,829,996)
Sales agreements with customers	(4,445,170)	(5,090,971)	(13,313,725)
Other financial costs (7)	(45,752,752)	(9,241,567)	(3,928,241)
Total	(247,067,556)	(193,618,033)	(174,043,116)
Gains or loss from indexed assets and liabilities, net (*)	25,285,703	5,862,890	5,897,520
Foreign currency exchange differences (**)	(856,350)	18,401,453	(15,334,368)
Total Finance Costs	(222,638,203)	(169,353,690)	(183,479,964)
Total Financial Results	(88,384,367)	(118,939,105)	(157,059,564)
(1)	Relates to finance income and costs generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 9), and the implementation of Law No. 21,472.
(2)	Relates to interest generated by accounts receivable from electric distribution companies, which are pending billing and have been accumulating from July 2022, due to the postponement in the issuance of the related tariff decrees.
(3)	See Note 25.
(4)	See Note 26.2, b).
(5)	See Note 9.a.2.
(6)	Costs resulting from a financial discount applied to accounts receivable linked to the Basic Services Law (see Note 4.b)
(7)	During 2023, finance cost includes ThCh$35,545,640, associated with losses on sales of financial accounts receivable, specifically assets that arose from finance lease contracts entered into by the Company, related to the Santa Rosa and Transantiago 5 electric mobility projects. The amount collected from the sale of these financial assets amounted to ThCh$ 18,409,620.

The origins of the effects on results for the application of adjustment units and foreign exchange gains (losses) are as follows:

	For the years ended December 31,
	2023	2022	2021
Gains (losses) from Indexed Assets and Liabilities (*)	ThCh$	ThCh$	ThCh$
Other financial assets	—	41,683	—
Other non-financial assets	644,567	12,478,960	64,806
Trade and other receivables (1)	24,019,915	3,086,549	1,837,037
Current tax assets and liabilities	16,003,529	4,405,500	4,168,869
Other financial liabilities (Financial Debt and Derivative Instruments)	(49,998)	41,681	2,743,973
Trade and other payables	(1,281,898)	(275,114)	(103,883)
Other provisions	(409,422)	(772,689)	(610,605)
Other non-financial liabilities	(81)	—	(101,358)
Subtotal result after adjustment	38,926,612	19,006,570	7,998,839
Inventories	124,039	57,829	20,926
Intangible assets other than goodwill	6,397	(130,899)	(77,239)
Property, plant and equipment	2,407,376	2,453,485	1,451,708
Deferred tax liability	(8,973,532)	(9,635,742)	(1,429,582)
Equity	(7,441,370)	(5,842,818)	(2,143,830)
Other Provisions of Services	123	(1,900)	(1,849)
Personal expenses	132,101	286,371	161,385
Other fixed operating expenses	97,126	324,911	139,968
Financial income	(7,032)	(726,557)	(231,931)
Financial expenses	13,863	71,640	9,125
Subtotal Hyperinflation result (2)	(13,640,909)	(13,143,680)	(2,101,319)
Gains from indexed assets and liabilities net	25,285,703	5,862,890	5,897,520

	For the years ended December 31,
	2023	2022	2021
Foreign currency exchange differences (**)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	(8,872,872)	(8,613,242)	1,863,916
Other financial assets	(16,979,855)	13,779,941	8,922,639
Other non-financial assets	(1,610,766)	(4,278,891)	(5,754,262)
Trade and other receivables (3) and (4)	51,987,670	(12,070,666)	59,815,718
Current tax assets and liabilities	970,564	475,285	47,239
Other financial liabilities (Financial Debt and Derivative Instruments)	(51,548,616)	28,913,122	(22,271,858)
Trade and other payables (3) and (4)	4,694,067	(25,910,351)	(27,326,682)
Accounts payable to related entities	20,900,256	34,745,005	(30,778,711)
Other non-financial liabilities	(396,798)	(8,638,750)	147,633
Total Foreign currency Exchange differences	(856,350)	18,401,453	(15,334,368)
(1)	In 2023, it mainly includes adjustments generated by accounts receivable from electric distribution companies, which are pending billing and have been accumulating from July 2022, due to the postponement in the issuance of the related tariff decrees.
(2)	Corresponds to the financial effect derived from the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
(3)	Includes the exchange effect of the dollarization of trade receivables and payables of ThCh$5,206,396 and ThCh$(4,541,705), respectively, as of December 31, 2023, (ThCh$14,855,933 and ThCh$(2,940,425), respectively, as of December 31, 2022 and ThCh$51,620,491 and ThCh$(23,048,375), respectively, as of December 31, 2021), generated by the temporary mechanism for stabilizing electricity prices for customers subject to rate regulation, as established in Law No. 21,185 (see Note 4.b).(i) and Note 9).
(4)	Contains the exchange effect of the dollarization of trade receivables and payables of ThCh$11,279,382 and ThCh$3,683,482, as of December 31, 2023 (ThCh$(10,220,465) and ThCh$3,106,322, respectively, as of December 31, 2022), generated by the temporary mechanism for stabilizing electricity prices for customers subject to rate regulation, as established in Law No. 21,472 (see Note 4.b).(ii) and Note 9).